Restatement of previously issued financial statements (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Notional amount		$ 60,500,000			$ 21,100,000
Regulation subscription amount		$ 10,000,000.0
Ordinary value per share		$ 6.05
Amount not legally allotted for shares		$ 1,200,000
Share premium amount		59,300,000
Profit loss continuing operations	$ (50,353,000)	(17,306,000)	$ (45,819,000)
Accumulated deficit		158,650,000
[custom:ReclassificationOfShareCapitalAmount]		1,200,000
[custom:ReclassificationOfSharePremiumAmount]		59,300,000
Equity decreased		20,100,000
Equity adjustments		17,230,000
Cash and Cash equivalents	2,018,000	60,000	$ 199,000	$ 553,000
Restricted cash including cash balance		190,000
Restatement [member]
IfrsStatementLineItems [Line Items]
Profit loss continuing operations	$ 2,800,000	$ 17,306,000
Weighted average number of ordinary shares		6,655
Earning per shares basic		$ 2.60
Diluted earnings per share from discontinued operations		$ 0.25
Accumulated deficit		$ 2,870,000
Cash and Cash equivalents		60,000
Previously stated [member]
IfrsStatementLineItems [Line Items]
Profit loss continuing operations		$ 14,440,000
Weighted average number of ordinary shares		6,655
Earning per shares basic		$ 2.17
Diluted earnings per share from discontinued operations		$ 0.25
Accumulated deficit		$ 155,780,000
Cash and Cash equivalents		$ 60,000